Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 12,847,248	$ 15,194,807
Exchange difference	(478,979)	(481,492)
Amortization charge	(1,814,199)	(1,866,067)
Closing net book amount	10,554,070	12,847,248
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	26,905,735	27,756,235
Closing net book amount	25,889,997	26,905,735
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(14,058,487)	(12,561,428)
Closing net book amount	(15,335,927)	(14,058,487)
Patents 1 [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	1,915,671	1,915,671
Closing net book amount	1,915,671	1,915,671
Patents 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(1,915,671)	(1,915,671)
Closing net book amount	(1,915,671)	(1,915,671)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	12,737,286	15,084,845
Exchange difference	(478,979)	(481,492)
Amortization charge	(1,814,199)	(1,866,067)
Closing net book amount	10,444,108	12,737,286
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	24,880,102	25,730,602
Closing net book amount	23,864,364	24,880,102
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(12,142,816)	(10,645,757)
Closing net book amount	(13,420,256)	(12,142,816)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962